Other Intangible Assets, Net (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of major classes of amortizable intangible assets
Gross carrying amount	$ 704	$ 738	$ 709
Accumulated amortization	(331)	(353)	(289)
Total	373	385	420
Total Customer and Marketing Related [Member]
Summary of major classes of amortizable intangible assets
Gross carrying amount	699	734	705
Accumulated amortization	(328)	(351)	(286)
Total	371	383	419
Client Relationships
Summary of major classes of amortizable intangible assets
Gross carrying amount	690	717	686
Accumulated amortization	(326)	(340)	(269)
Total	364	377	417
Client Lists
Summary of major classes of amortizable intangible assets
Gross carrying amount	3	3	8
Accumulated amortization	(1)	(1)	(7)
Total	2	2	1
Non-compete Agreements
Summary of major classes of amortizable intangible assets
Gross carrying amount	4	3	0
Accumulated amortization	0	0	0
Total	4	3	0
Acquired trade names
Summary of major classes of amortizable intangible assets
Gross carrying amount	2	11	11
Accumulated amortization	(1)	(10)	(10)
Total	1	1	1
Contract based, Technology and Other
Summary of major classes of amortizable intangible assets
Gross carrying amount	5	4	4
Accumulated amortization	(3)	(2)	(3)
Total	$ 2	$ 2	$ 1